PROMISSORY NOTE RECEIVABLE	12 Months Ended
Jun. 30, 2020
Promissory Note Receivable Abstract
PROMISSORY NOTE RECEIVABLE

On June 7, 2018, the Company entered into a revolving promissory note with a customer (the “Promissory Note”). The Promissory Note was unsecured, bearing interest at 8% per annum and due twelve months from the date of issuance. Due to issues related to the expected collectability of the Promissory Note, the total amount of the promissory note amounting to $85,114 was impaired during the year ended June 30, 2019 (2018 - $nil). As at June 30, 2020 and 2019, $nil was outstanding under the Promissory Note.